Non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Non-cash Items
Depreciation	$ 286	$ 220	$ 266
Write-off of mineral properties and deferred exploration costs			16,705
Loss on derivative in gold bullion loans		595	823
Gain on derivative warrant liabilities	(6,232)	(291)
Change in fair value of convertible debentures	901	(50)
Share based payments	2,933	3,228	178
Accretion on asset retirement obligation	134	6	9
Interest accretion		584	746
Foreign exchange	50	(180)	11
Forgiveness of interest	(35)
Shares issued for interest on loans		584	499
Total Non-cash items	$ (1,963)	$ 4,696	$ 19,237